INCOME TAXES - Reconciliation of Temporary Differences in Deferred Tax Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Reconciliation of changes in deferred tax liability
Beginning balance	$ 461,689
Addition / (Reversal)	130,024
Ending balance	591,713
Investments
Reconciliation of changes in deferred tax liability
Beginning balance	0
Addition / (Reversal)	1,505
Ending balance	1,505
Rental properties
Reconciliation of changes in deferred tax liability
Beginning balance	461,062
Addition / (Reversal)	128,658
Ending balance	589,720
Deferred placement fees
Reconciliation of changes in deferred tax liability
Beginning balance	0
Addition / (Reversal)	488
Ending balance	488
Other
Reconciliation of changes in deferred tax liability
Beginning balance	627
Addition / (Reversal)	(627)
Ending balance	$ 0